RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8. RELATED PARTY TRANSACTIONS

During the year ended March 31, 2020, the Company paid rent of $2,600 to One World Ranches LLC, which is jointly-owned by Dr. Avtar Dhillon, the former Chairman of the Board of Directors of the Company, and his wife.